Consolidated Statements Of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income	$ 2,018,994	$ 2,219,615
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	379,864	75,501
Loss on disposal of property, plant and equipment	16
Net investment (income) loss	(103,244)	141,254
Provision for doubtful accounts for accounts receivable, other receivable and prepayments	(24,828)	(9,805)
Provision for obsolete inventories	(66,977)	28,673
Deferred taxes	306,736	371,567
Changes in operating assets and liabilities:
Short-term investment	205,810	(576,320)
Accounts receivable	(1,992,120)	(2,049,220)
Accounts receivable from related parties	(301,507)	(490,482)
Advances to suppliers	280,233	406,500
Deferred offering cost	(361,327)	(354,463)
Inventory, net	(378,029)	168,985
Prepaid expenses and other current assets	35,169	126,667
Due from related party	301	211,652
Accounts payable	(35,226)	(145,482)
Deferred revenue	(15,780)	(36,428)
Taxes payable	149,393	340,242
Due to related parties		(166,682)
Accrued expenses and other current liabilities	(54,212)	59,604
Net cash provided by operating activities	43,266	321,379
Investing Activities
Purchases of property, equipment and software		(405,488)
Net cash used in investing activities		(405,488)
Effect of exchange rate changes on cash and cash equivalents	(6,661)	(43,846)
Net increase (decrease) in cash and cash equivalents	36,605	(127,955)
Cash and cash equivalents at beginning of year	739,615	867,570
Cash and cash equivalents at end of year	776,220	739,615
Supplemental disclosures of cash flow information:
Cash paid for income taxes	64,463	113,264
Non-cash investing activities:
Transfer of software from advances to suppliers		710,545
Increase in accrued expenses for deferred offering costs	$ 39,494	$ 20,791